Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Modification in terms of debt instruments	The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability.
Description of legal claims	Contingent liabilities are accounted for according to IAS 37 and its related provisions. Accordingly, the claims are classified by likelihood of realization of the exposure to risk, as follows: More likely than not – more than 50% probability Likely – probability higher than unlikely and less than 50% Unlikely – probability of 10% or less
Expected useful life of service received	Capitalized costs are amortized in the income statement on a systematic basis that is consistent with the expected average duration of subscribers and with their average projected churn rate based on the type of subscriber and the service received (mainly over a period of one to four years).